Revenue and Deferred Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Line Items]
Summary Of Disaggregation of Revenue
In the following tables, revenue is disaggregated by primary geographical market and type of revenue.

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Revenue by geography
United States	$21,112	$4,605	$39,861	$20,787
International	565	1,186	976	1,558

Total revenue	$21,677	$5,791	$40,837	$22,345

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Revenue by type
Hardware	$14,029	$2,881	$26,427	$14,174
Professional services	3,564	1,210	7,165	4,841
Hosted services	4,084	1,700	7,245	3,330

Total revenue	$21,677	$5,791	$40,837	$22,345

In the following tables, revenue is disaggregated by primary geographical market and type of revenue.

	Year ended December 31,
	2020	2019
Revenue by geography

United States	$50,275	$36,232

International	2,259	—

Total Revenue	$52,534	$36,232

	Year ended December 31,
	2020	2019
Revenue by type

Hardware	31,978	24,017

Professional services	12,304	9,095

Hosted Services	8,252	3,120

Total Revenue	$52,534	$36,232

Summary Of Deferred Revenue, by Arrangement, Disclosure	A summary of the change in deferred revenue is as follows.

	For the six months ended June 30,
	2021	2020
Deferred revenue balance as of January 1	$53,501	$19,083
Revenue recognized from balance of deferred revenue at the beginning of the period	(3,992)	(1,349)
Revenue deferred during the period	18,420	12,904
Revenue recognized from revenue originated and deferred during the period	(3,922)	(2,851)

Deferred revenue balance as of March 31	64,007	27,787

Revenue recognized from balance of deferred revenue at the beginning of the period	(3,270)	(1,483)
Revenue deferred during the period	17,346	6,469
Revenue recognized from revenue originated and deferred during the period	(3,578)	(860)

Deferred revenue balance as of June 30	$74,505	$31,913

A summary of the change in deferred revenue is as follows.

	Year ended December 31,
	2020	2019
Deferred revenue balance as of January 1	$19,083	$10,215
Revenue recognized from balance of deferred revenue at the beginning of the year	(4,226)	(8,623)
Revenue deferred during the year	50,939	30,177
Revenue recognized from revenue originated and deferred during the year	(12,295)	(12,686)

Deferred revenue balance as of December 31	$53,501	$19,083